Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans and allowances for loans losses
Subtotal	$ 296,912	$ 317,786
Less: Net deferred loan (fees) costs	278	214
Allowance for loan losses	(3,905)	(4,308)	(3,772)
Loans, net	293,285	313,692
Commercial [Member]
Loans and allowances for loans losses
Subtotal	128,922	124,563
Allowance for loan losses	(2,725)	(3,131)	(2,774)
Mortgage [Member]
Loans and allowances for loans losses
Subtotal	35,438	36,996
Allowance for loan losses	(458)	(401)	(374)
Mortgage Warehouse [Member]
Loans and allowances for loans losses
Subtotal	115,443	137,467
Allowance for loan losses	(508)	(601)	(393)
Residential Construction [Member]
Loans and allowances for loans losses
Subtotal	792	1,475
Allowance for loan losses	0	(2)	(3)
Indirect Auto [Member]
Loans and allowances for loans losses
Subtotal	508	1,154
Allowance for loan losses	(4)	(7)	(19)
Home Equity [Member]
Loans and allowances for loans losses
Subtotal	11,397	12,267
Allowance for loan losses	(111)	(130)	(119)
Consumer and Other [Member]
Loans and allowances for loans losses
Subtotal	4,412	3,864
Allowance for loan losses	$ (79)	$ (36)	$ (90)